Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have any formal policy that requires us to grant, or avoid granting, equity awards to our executive officers at certain times. The Compensation Committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our executive officers, following which they approve equity awards for our executive officers. Accordingly, annual equity awards are typically granted at the first Compensation Committee meeting of the fiscal year. On occasion, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes. While the Compensation Committee has discretionary authority to grant equity awards to our other named executive officers (“NEOs”) outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method
We do not have any formal policy that requires us to grant, or avoid granting, equity awards to our executive officers at certain times. The Compensation Committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our executive officers, following which they approve equity awards for our executive officers. Accordingly, annual equity awards are typically granted at the first Compensation Committee meeting of the fiscal year. On occasion, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes. While the Compensation Committee has discretionary authority to grant equity awards to our other named executive officers (“NEOs”) outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	While the Compensation Committee has discretionary authority to grant equity awards to our other named executive officers (“NEOs”) outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false